Events occurring after the reporting period	12 Months Ended
Dec. 31, 2024
Events occurring after the reporting period [Abstract]
Events occurring after the reporting period
37.	Events occurring after the reporting period

37.1.	Acquisition of RLS (USA), Inc

On January 28, 2025, Telix completed the acquisition of RLS (USA), Inc (RLS), a radiopharmacy network distributing PET, SPECT and therapeutic radiopharmaceuticals. The acquisition of RLS is aligned to Telix’s investment strategy around vertically integrated supply chain, manufacturing, and distribution, further enabling the delivery of future clinical and commercial radiopharmaceutical products.

The total consideration of US$230 million was paid in cash. A further US$20 million is payable in cash, contingent on achievement of certain milestones related to demonstration of accretive financial and operational performance during the four-quarters following closing.

The following table summarizes the consideration paid for RLS, the fair value of assets acquired and liabilities assumed at the acquisition date. These balances are provisional and subject to change within the 12 month measurement period.

Consideration	Provisional fair value A$’000
Cash paid	371,327
Contingent consideration	32,289
Total consideration	403,616
Estimated amounts of identifiable assets acquired and liabilities assumed	39,667
Total identifiable assets and liabilities	39,667
Goodwill and intangible assets	363,949
Total	403,616

The goodwill arising is attributable to the acquired workforce, anticipated future cost savings from utilizing RLS distribution network and synergies of integrating the business within the Group. The goodwill arising from the acquisition has been allocated to the Manufacturing Solutions CGU.

37.2	Acquisition of assets from ImaginAb, Inc. (ImaginAb)

On January 30, 2025, Telix completed the acquisition of a pipeline of next-generation therapeutic candidates, proprietary novel biologics technology platform, and a protein engineering and discovery research facility to enhance existing innovation capabilities from antibody engineering company ImaginAb.

The purchase price for the transaction is US$45 million comprised US$10 million in cash and US$31 million in equity at closing, and a deferred payment of up to US$4 million in equity at the conclusion of a 15-month indemnity period.

Upon achievement of specific key development and commercial milestones, Telix will pay up to a total of US$185 million, a portion of which may be paid in cash or equity at Telix’s election. Royalties are also payable on net sales in the low single digits on a limited number of platform and early-stage products after the first four products have been developed, as well as single-digit sublicense fees, as applicable. The acquisition will be allocated to the Therapeutics operating segment.

Telix Managing Director and Group Chief Executive Officer, Dr. Christian Behrenbruch, is a non-affiliated shareholder of ImaginAb, holding less than 1% of its capital stock as his only interest in the company. Dr. Behrenbruch abstained from the transaction process and the Telix Board’s approval of the arm’s length acquisition. Dr. Behrenbruch has voluntarily elected, via a binding undertaking, to donate any enrichment from the transaction as the result of his shareholding to charity.

37.3	European approvals for Illuccix

Illuccix was approved in Denmark[1], the United Kingdom[2] and Noway[3] in February 2025.

This follows a positive decision from The German Federal Institute for Drugs and Medical Devices (Bundesinstitut für Arzneimittel und Medizinprodukte, or BfArM)[4] on Telix's Marketing Authorization Application, or MAA, which was submitted in Europe via a decentralized procedure, or DCP.

1.	Telix media release February 11, 2025.
2.	Telix SEC Form 6-K as filed February 13, 2025.
3.	Telix SEC Form 6-K as filed February 24, 2025.
4.	Telix SEC Form 6-K as filed January 17, 2025.

37.4	Other

There were no other subsequent events that required adjustment to or disclosure in the financial statements of the Group for the year ended December 31, 2024.